UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4803

Oppenheimer Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 12/31/2016

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS December 31, 2016 Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Municipal Bonds and Notes—102.2%
Alabama—1.6%
$3,975,000	Fairfield, AL GO1	6.000%	06/01/2031	12/11/2021	A	$4,319,553

100,000	Jefferson County, AL Limited Obligation School Warrant[1]	4.750	01/01/2025	01/31/2017	A	100,409

345,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.000	01/01/2024	01/31/2017	A	346,411

7,720,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2018	01/31/2017	A	7,783,767

4,725,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2019	01/31/2017	A	4,744,325

460,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2023	01/31/2017	A	461,881

8,110,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.500	01/01/2021	01/31/2017	A	8,143,170

1,400,000	Mobile, AL Improvement District (McGowin Park)[1]	5.000	08/01/2025	06/24/2023	B	1,443,904

200,000	Mobile, AL Improvement District (McGowin Park)[1]	5.250	08/01/2030	07/18/2026	A	203,318

50,000	Mobile, AL Limited Obligation Tax[1]	5.500	02/15/2023	01/31/2017	A	50,120

25,000	Talladega County, AL GO1	5.250	01/01/2029	01/31/2017	A	25,054

						27,621,912

Arizona—2.5%
3,470,000	Glendale, AZ Municipal Property Corp.[1]	5.000	07/01/2022	01/01/2018	A	3,595,371

3,635,000	Glendale, AZ Municipal Property Corp.[1]	5.000	07/01/2023	01/01/2018	A	3,764,842

4,220,000	Glendale, AZ Municipal Property Corp.[1]	5.000	07/01/2024	01/01/2018	A	4,368,586

4,380,000	Glendale, AZ Municipal Property Corp.[1]	5.000	07/01/2025	01/01/2018	A	4,532,906

4,540,000	Glendale, AZ Municipal Property Corp.[1]	5.000	07/01/2026	01/01/2018	A	4,697,583

645,000	Hassayampa, AZ Community Facilities District (Hassayampa Village Community)[1]	7.750	07/01/2021	07/01/2017	A	657,307

4,110,000	Navajo Nation, AZ1	5.000	12/01/2025	12/01/2025		4,287,059

7,275,000	Navajo Nation, AZ1	5.500	12/01/2030	12/01/2025	A	7,793,271

180,000	Phoenix, AZ IDA (Gourmet Boutique West)[1]	5.500	11/01/2017	11/01/2017		164,891

8,350,000	Pima County, AZ IDA (Arizona Charter School)1	5.375	07/01/2031	07/01/2020	A	8,869,620

470,000	Pima County, AZ IDA (Excalibur Charter School)[1]	5.000	09/01/2026	06/28/2022	B	447,440

510,000	Tucson, AZ Airport Authority	5.350	06/01/2031	01/31/2017	A	511,464

						43,690,340

1      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

Arkansas—0.0%
$135,000	AR Devel. Finance Authority (Madison Industrial Devel./ Community Living Obligated Group)[1]	5.800%	12/01/2020	01/31/2017	A	$135,382

75,000	AR Devel. Finance Authority Tobacco Settlement (Biosciences Institute College)[1]	5.125	12/01/2028	05/31/2017	A	74,998

						210,380

California—10.4%
2,500,000	Alameda, CA Corridor Transportation Authority[1]	5.400 [2]	10/01/2024	10/01/2017	A	2,582,725

1,300,000	Alameda, CA Corridor Transportation Authority[1]	5.450 [2]	10/01/2025	10/01/2017	A	1,343,498

2,365,000	Apple Valley, CA Public Financing Authority (Town Hall Annex)1	5.000	09/01/2027	09/01/2017	A	2,419,939

275,000	CA County Tobacco Securitization Agency (TASC)[1]	5.000	06/01/2026	01/31/2017	A	275,033

1,075,000	CA County Tobacco Securitization Agency (TASC)[1]	5.500	06/01/2033	01/31/2017	A	1,080,461

3,245,000	CA County Tobacco Securitization Agency (TASC)[1]	5.750	06/01/2029	01/31/2017	A	3,269,597

8,110,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875	06/01/2027	01/31/2017	A	8,110,730

2,505,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875	06/01/2043	01/31/2017	A	2,523,988

135,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000	06/01/2042	01/31/2017	A	135,491

2,360,000	CA GO1	5.375	06/01/2026	06/01/2017	A	2,401,229

3,620,000	CA GO1	6.500	04/01/2033	04/01/2019	A	4,007,050

7,000,000	CA Health Facilities Financing Authority (SHlth/EMC/MCHlth/ MPHS/PAMFHCR&E/SCHosp/SCVH/ SEBH/SGMF/SHSSR/SMF/SMCCV Obligated Group) Floaters[1]	0.940 [3]	08/15/2042	01/06/2017	A	7,000,000

50,000,000	CA Health Facilities Financing Authority (Stanford Hospital)[4]	5.750	11/15/2031	09/30/2027	A	57,097,000

960,000	CA HFA (Home Mtg.)[1]	5.300	08/01/2023	08/01/2017	A	968,294

2,780,000	CA HFA (Home Mtg.)[1]	5.450	08/01/2028	08/01/2017	A	2,797,097

45,000	CA HFA (Home Mtg.)[1]	5.450	08/01/2033	02/01/2018	A	46,452

455,000	CA HFA (Home Mtg.)[1]	5.500	08/01/2042	02/01/2017	A	456,683

260,000	CA HFA, Series B1	4.800	02/01/2023	08/01/2017	A	262,722

160,000	CA Public Works[1]	6.625	11/01/2034	11/01/2018	A	160,512

1,500,000	CA Public Works (Dept. of General Services)[1]	6.125	04/01/2028	04/01/2019	A	1,659,255

70,000	CA Public Works (Various Community Colleges)	5.200	09/01/2017	01/31/2017	A	70,237

600,000	CA Public Works (Various Community Colleges)[1]	5.750	10/01/2030	10/01/2019	A	659,826

2      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)

$225,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	5.625%	05/01/2029	01/31/2017	A	$228,055

10,000	CA Veterans GO, Series BZ1	5.350	12/01/2021	01/31/2017	A	10,024

220,000	Carson, CA Public Financing Authority (Remediation)[1]	6.500	10/01/2036	10/01/2019	A	245,907

350,000	Chico, CA Public Financing Authority	5.000	04/01/2019	01/31/2017	A	351,095

3,475,000	El Centro, CA Financing Authority (El Centro Redevel.)[1]	6.000	11/01/2021	10/13/2019	A	3,888,977

2,245,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)	5.000	10/01/2022	01/31/2017	A	2,251,623

2,500,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[1]	5.500	09/01/2032	01/31/2017	A	2,537,500

4,790,000	Fullerton, CA Public Financing Authority[1]	5.000	09/01/2022	03/01/2017	A	4,818,692

4,785,000	Fullerton, CA Public Financing Authority[1]	5.000	09/01/2023	03/01/2017	A	4,813,662

2,750,000	Huntington Park, CA Public Financing Authority	5.000	09/01/2022	01/31/2017	A	2,757,673

5,000,000	Los Angeles, CA Unified School District[1]	4.500	01/01/2028	07/01/2017	A	5,085,900

1,750,000	Los Angeles, CA Unified School District COP[1]	5.000	10/01/2024	10/01/2022	A	1,990,538

155,000	Maywood, CA Public Financing Authority[1]	7.000	09/01/2028	01/31/2017	A	155,226

3,820,000	Montclair, CA Redevel. Agency Tax Allocation[1]	5.300	10/01/2030	01/31/2017	A	3,828,862

3,855,000	Mountain House, CA Public Financing Authority Utility System[1]	5.200	12/01/2032	12/01/2017	A	3,948,214

605,000	North City, CA West School Facilities Financing Authority Special Tax[1]	5.000	09/01/2026	09/01/2022	A	691,455

265,000	Northern, CA Inyo County Local Hospital District[1]	6.000	12/01/2021	10/24/2019	A	282,951

860,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108[1]	7.500	09/02/2020	03/02/2017	A	866,613

90,000	Palmdale, CA COP (Park Improvement and Avenue South Construction)	5.000	09/01/2032	01/31/2017	A	90,198

125,000	Perris, CA Public Financing Authority (Central North)[1]	6.750	10/01/2035	10/01/2018	A	135,608

2,000,000	Redding, CA Redevel. Agency Tax Allocation (Canby-Hilltop-Cyprus Redevel.)	5.000	09/01/2022	01/31/2017	A	2,005,900

230,000	Riverside County, CA Public Financing Authority COP	5.750	05/15/2019	05/29/2018	B	202,959

125,000	Riverside County, CA Redevel. Agency (215 Corridor Redevel.)[1]	6.500	12/01/2021	01/18/2020	B	139,706

3       OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)

$20,000	Rocklin, CA Unified School District Community District No. [1]	4.625%	09/01/2018	01/31/2017	A	$20,045

5,000,000	Sacramento County, CA Airport System[1]	5.750	07/01/2024	07/01/2018	A	5,319,650

5,785,000	Sacramento County, CA COP	5.000	02/01/2031	02/01/2017	A	5,800,272

5,405,000	Sacramento County, CA COP (Juvenile Courthouse)[1]	5.000	12/01/2034	01/31/2017	A	5,419,485

25,000	Sacramento County, CA COP (Public Facilities)[1]	4.400	06/01/2019	01/31/2017	A	25,067

150,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2017	10/01/2017		154,802

50,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2018	10/01/2018		53,409

25,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2019	10/01/2019		27,448

10,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2020	10/01/2020		11,224

600,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2020	10/01/2020		673,410

1,000,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2021	10/01/2021		1,144,010

225,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2021	10/01/2021		257,402

125,000	San Bernardino, CA Joint Powers Financing Authority1	5.750	10/01/2022	10/01/2022		145,328

425,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	6.125	01/01/2027	01/31/2017	A	426,641

500,000	San Jose, CA Redevel. Agency[1]	5.000	08/01/2026	08/01/2017	A	510,980

1,500,000	South Bayside, CA Waste Management Authority (Shoreway Environmental)[1]	6.250	09/01/2029	09/01/2019	A	1,677,060

11,740,000	Southern CA Tobacco Securitization Authority[1]	4.750	06/01/2025	01/31/2017	A	11,999,219

110,000	Stockton, CA Public Financing Authority (Parking & Capital Projects)[1]	5.375	09/01/2021	09/01/2021		108,765

6,615,000	Val Verde, CA Unified School District[1]	5.500	08/01/2033	08/01/2018	A	7,047,290

3,200,000	West Covina, CA Public Financing Authority (Big League Dreams)	5.000	06/01/2030	01/31/2017	A	3,207,808

						184,684,472
Colorado—0.9%
2,000,000	CO Health Facilities Authority (Valley View Hospital Association)[1]	5.500	05/15/2028	05/08/2018	A	2,086,020

3,900,000	CO Regional Transportation District (Denver Transportation Partners)[1]	6.000	01/15/2034	07/15/2020	A	4,336,761

6,455,000	Denver, CO City & County Airport[1]	5.000	11/15/2030	11/15/2017	A	6,623,088

4      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity*		Value

Colorado (Continued)

$265,000	Denver, CO City & County Airport[1]	6.125%		11/15/2025	01/31/2017	A	$266,113

3,000,000	Southglenn, CO Metropolitan District[1]	3.500		12/01/2026	01/15/2025	B	2,751,660

							16,063,642

Connecticut—0.2%
205,000	CT H&EFA (Hospital for Special Care/HSC Community Services Obligated Group)[1]	5.250		07/01/2027	07/01/2017	A	209,088

130,000	CT H&EFA (Hospital for Special Care/HSC Community Services Obligated Group)[1]	5.250		07/01/2027	07/01/2017	A	132,836

1,440,000	Eastern CT Res Rec (Wheelabrator Lisbon)[1,5]	5.500		01/01/2020	01/24/2017	A	1,446,998

2,235,000	Hartford, CT GO1	5.000		04/01/2030	04/01/2023	A	2,264,167

							4,053,089

District of Columbia—4.4%
100,000	District of Columbia (Howard University)[1]	6.250		10/01/2032	04/01/2021	A	103,004

200,000	District of Columbia (James F. Oyster Elementary School)[1]	6.450		11/01/2034	04/30/2017	A	199,974

2,915,000	District of Columbia (United Negro College Fund)[1]	6.875		07/01/2040	07/01/2020	A	3,415,010

5,000	District of Columbia Ballpark[1]	5.000		02/01/2031	02/01/2017	A	5,100

100,000	District of Columbia Tax Increment (Mandarin Oriental Hotel)[1]	5.250		07/01/2022	01/31/2017	A	100,339

42,945,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.500		05/15/2033	02/04/2021	B	49,401,351

24,435,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.750		05/15/2040	01/31/2017	A	25,247,953

300,000	Metropolitan Washington D.C. Airport Authority[1]	5.000		10/01/2023	10/01/2017	A	308,271

							78,781,002

Florida—7.2%
810,000	Broward County, FL Fuel System (Ft. Lauderdale Fuel Facilities)[1]	5.000		04/01/2028	04/01/2023	A	889,348

570,000	Broward County, FL Fuel System (Ft. Lauderdale Fuel Facilities)[1]	5.000		04/01/2029	04/01/2023	A	623,227

245,000	Broward County, FL HFA	5.400		10/01/2038	01/16/2019	B	228,428

45,000	Broward County, FL HFA (Golden Villas)[1]	6.750	[3]	10/01/2045	04/01/2017	A	45,249

20,000	Broward County, FL HFA (Heron Pointe Apartments)[1]	5.650		11/01/2022	01/31/2017	A	20,042

20,000	Broward County, FL HFA (Heron Pointe Apartments)[1]	5.700		11/01/2029	01/31/2017	A	20,031

5      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

Florida (Continued)

$2,070,000	Cape Coral, FL Utility Improvement Assessment (Southwest 5 & Surfside Areas)[1]	4.500%	09/01/2021	09/01/2017	A	$2,112,000

1,815,000	Cape Coral, FL Utility Improvement Assessment (Southwest 5 & Surfside Areas)[1]	4.500	09/01/2022	09/01/2017	A	1,851,100

1,945,000	Cape Coral, FL Utility Improvement Assessment (Southwest 5 & Surfside Areas)[1]	4.500	09/01/2023	09/01/2017	A	1,983,686

1,620,000	Cape Coral, FL Utility Improvement Assessment (Southwest 5 & Surfside Areas)[1]	4.500	09/01/2024	09/01/2017	A	1,651,120

2,360,000	Cape Coral, FL Utility Improvement Assessment (Southwest 5 & Surfside Areas)[1]	4.750	09/01/2025	09/01/2017	A	2,410,056

50,000	Celebration, FL Community Devel. District[1]	5.000	05/01/2020	01/31/2017	A	50,115

30,000	Celebration, FL Community Devel. District[1]	5.000	05/01/2022	01/31/2017	A	30,059

70,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	5.900	11/01/2022	01/31/2017	A	70,101

550,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	5.950	11/01/2027	01/31/2017	A	550,511

380,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	6.000	11/01/2032	01/31/2017	A	380,323

770,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	6.050	11/01/2039	01/31/2017	A	770,693

20,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.650	09/01/2017	01/31/2017	A	20,059

145,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.700	09/01/2022	01/31/2017	A	145,663

230,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.750	09/01/2029	01/31/2017	A	230,444

400,000	East Homestead, FL Community Devel. District[1,5]	7.250	05/01/2021	05/01/2021		416,384

600,000	Escambia County, FL Health Facilities Authority[1,5]	5.950	07/01/2020	08/29/2018	B	624,708

30,000	FL Agriculture & Mechanical University	5.300	07/01/2017	01/31/2017	A	30,103

20,000	FL Dept. of General Services (Florida Dept. of Management Services)[1]	4.750	09/01/2032	01/31/2017	A	20,249

1,000,000	FL HEFFA (Nova Educational Facilities)[1]	5.000	04/01/2022	04/01/2022		1,110,480

150,000	FL HFA[1]	6.300	09/01/2036	01/31/2017	A	150,166

75,000	FL HFA (Stoddert Arms Apartments)[1]	6.300	09/01/2036	01/31/2017	A	75,083

825,000	FL HFC (Homeowner Mtg.)[1]	5.200	07/01/2028	07/01/2017	A	834,793

10,000	FL HFC (Pinnacle Lakes Apartments)[1]	5.250	08/15/2028	01/31/2017	A	10,160

5,000	Fort Myers, FL Utility[1]	5.000	10/01/2031	01/31/2017	A	5,013

6      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

Florida (Continued)

$100,000	Fort Myers, FL Utility[1]	5.000%	10/01/2034	01/31/2017	A	$100,272

435,000	Halifax, FL Hospital Medical Center[1]	5.375	06/01/2031	06/01/2018	A	460,343

230,000	Hamal Community Devel. District, FL	4.750	05/01/2031	05/01/2017	A	231,895

15,000	Hialeah Gardens, FL Health Facilities Authority (CHS/SJRNC/ VMNRC Obligated Group)[1]	5.250	08/15/2031	08/15/2017	A	15,403

3,500,000	Hialeah Gardens, FL Health Facilities Authority (SJRNC/VMNRC/ SJR/CHFTEH/SANC Obligated Group)[1]	5.250	08/15/2024	08/15/2017	A	3,593,940

5,000	Hialeah, FL Hsg. Authority[1]	5.300	12/20/2018	01/31/2017	A	5,013

6,520,000	Hillsborough County, FL Aviation Authority[1]	5.500	10/01/2027	10/01/2018	A	6,933,042

5,000,000	Hillsborough County, FL Aviation Authority[1]	5.500	10/01/2028	10/01/2018	A	5,311,400

3,665,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.500	10/01/2030	01/31/2017	A	3,671,267

8,420,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.750	10/01/2024	01/31/2017	A	8,441,218

9,750,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.875	06/01/2025	01/31/2017	A	9,774,570

2,910,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.875	06/01/2031	01/31/2017	A	2,916,256

6,045,000	Jacksonville, FL Port Authority[1]	5.750	11/01/2021	11/01/2017	A	6,273,985

7,200,000	Jacksonville, FL Port Authority[1]	5.750	11/01/2024	11/01/2017	A	7,467,912

5,525,000	Jacksonville, FL Port Authority[1]	5.750	11/01/2026	11/01/2017	A	5,726,773

4,000,000	Jacksonville, FL Port Authority[1]	5.750	11/01/2028	11/01/2017	A	4,139,240

150,000	Miami Beach, FL Water & Sewer[1]	5.750	09/01/2025	01/31/2017	A	154,583

4,500,000	Miami, FL Special Obligation, Series A1	5.750	02/01/2025	02/01/2021	A	5,111,775

5,055,000	Miami, FL Special Obligation, Series A1	5.750	02/01/2026	02/01/2021	A	5,721,097

5,355,000	Miami, FL Special Obligation, Series A1	5.750	02/01/2027	02/01/2021	A	6,047,241

4,180,000	Miami, FL Special Obligation, Series A1	6.000	02/01/2028	02/01/2021	A	4,771,261

4,000,000	Miami, FL Special Obligation, Series A1	6.000	02/01/2029	02/01/2021	A	4,555,760

1,520,000	Orlando, FL Community Redevel. Agency (Conroy Road District)[1]	5.000	04/01/2022	04/01/2022		1,667,440

1,095,000	Orlando, FL Community Redevel. Agency (Conroy Road District)[1]	5.000	04/01/2023	04/01/2022	A	1,195,663

1,200,000	Orlando, FL Tourist Devel. Tax[1]	5.250	11/01/2023	11/01/2017	A	1,235,496

30,000	Palm Beach County, FL Health Facilities Authority (Harbours Edge)[1]	6.000	11/15/2024	01/31/2017	A	30,059

5,000	Palm Beach County, FL HFA (Riverview House)	5.150	09/01/2019	01/31/2017	A	5,011

7      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

Florida (Continued)

$110,000	Palm Beach County, FL HFA (Riverview House)[1]	5.250%	09/01/2031	01/31/2017	A	$110,300

1,225,000	Pembroke Harbor, FL Community Devel. District Special Assessment[1]	7.000	05/01/2038	01/31/2017	A	1,238,144

590,000	Poinciana, FL West Community Devel. District[1]	5.875	05/01/2022	05/01/2017	A	599,788

3,335,000	Port St. Lucie, FL Special Assessment (Southwest Annexation District)[1]	5.000	07/01/2027	07/01/2017	A	3,403,601

3,100,000	Port St. Lucie, FL Special Assessment (Southwest Annexation District)[1]	5.000	07/01/2033	07/01/2017	A	3,163,767

25,000	Quincy, FL Utilities[1]	5.000	10/01/2029	01/31/2017	A	25,021

234,585	Santa Rosa Bay, FL Bridge Authority	6.250	07/01/2028	03/11/2026	B	180,358

5,025,000	Seminole Tribe, FL Special Obligation[1]	5.750	10/01/2022	10/01/2017	A	5,148,113

360,000	South-Dade, FL Venture Community Devel. District[1]	4.250	05/01/2020	05/01/2020		377,503

190,000	Tamarac, FL Industrial Devel. (Sunbelt Precision Products)[1]	6.500	08/01/2017	02/01/2017	A	190,027

50,000	Village Community Devel. District, FL1	7.625	05/01/2017	05/01/2017		50,911

1,000,000	Waterford Estates, FL Community Devel. District Special Assessment[6]	5.125	05/01/2013	05/01/2013		599,690

73,844	Watergrass, FL Community Devel. District Special Assessment[1]	6.960	11/01/2017	11/01/2017		73,440

						128,077,972

Georgia—0.8%
810,000	Albany-Dougherty, GA Payroll Devel. Authority (Proctor & Gamble Company)[1]	5.300	05/15/2026	01/31/2017	A	811,571

40,000	Americus-Sumter County, GA Payroll Devel. Authority (GSW Foundation Student Hsg.)[1]	5.000	06/01/2036	01/31/2017	A	40,108

25,000	Barnesville-Lamar County, GA IDA (Gordon College Properties Foundation/Gordon College Foundation Obligated Group)[1]	5.000	08/01/2030	02/01/2017	A	25,058

5,000	Bleckley Cochran, GA Devel. Authority (MGCO Real Estate Foundation/MGCO Foundation Obligated Group)[1]	4.625	07/01/2030	01/31/2017	A	5,011

65,000	Bleckley Cochran, GA Devel. Authority (MGCO Real Estate Foundation/MGCO Foundation Obligated Group)	5.000	07/01/2036	01/31/2017	A	65,176

8,020,000	GA Environmental Loan Acquisition Corp. (Local Water Authority)[1]	5.125	03/15/2031	03/15/2021	A	8,391,968

55,000	GA Municipal Assoc. (Atlanta Detention Center)	5.000	12/01/2018	01/31/2017	A	55,169

8      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity*		Value

Georgia (Continued)

$10,000	GA Municipal Assoc. (Atlanta Detention Center)	5.000%		12/01/2023	01/31/2017	A	$10,030

1,600,000	GA Private Colleges & University Authority (Mercer University)[1]	5.250		10/01/2027	10/01/2022	A	1,754,704

65,000	Macon-Bibb County, GA Industrial Authority	6.100		05/01/2018	01/31/2017	A	65,217

100,000	Newton County, GA IDA (GPC Foundation Real Estate)[1]	4.500		06/01/2031	01/31/2017	A	100,189

1,860,000	Randolph County, GA GO1	5.000		04/01/2022	06/06/2020	B	2,030,506

							13,354,707

Hawaii—0.7%
11,810,000	HI Hsg. & Community Devel. Corp. (Rent Hsg. System)[1]	4.600		07/01/2025	01/31/2017	A	11,994,354

Idaho—0.0%
130,000	Power County, ID Industrial Devel. Corp. (FMC Corp.)[1]	6.450		08/01/2032	02/01/2017	A	130,217

Illinois—16.6%
1,885,000	Berwyn, IL Park District[1]	5.375		12/01/2028	11/12/2018	A	1,933,501

6,555,000	Bolingbrook, IL GO1	5.000		01/01/2030	01/01/2018	A	6,730,084

14,450,000	Carol Stream, IL Park District[1]	5.500		01/01/2037	01/01/2018	A	15,086,811

2,500,000	Centerpoint, IL Intermodal Center Program[1]	4.000	[3]	06/15/2023	12/18/2017	A	2,495,650

5,000	Chicago, IL Board of Education[1]	5.000		12/01/2017	01/31/2017	A	5,058

70,000	Chicago, IL Board of Education[1]	5.000		12/01/2018	01/31/2017	A	71,513

100,000	Chicago, IL Board of Education[1]	5.000		12/01/2022	01/31/2017	A	101,251

55,000	Chicago, IL Board of Education[1]	5.000		12/01/2024	01/31/2017	A	56,189

4,650,000	Chicago, IL Board of Education[1]	5.000		12/01/2024	12/01/2017	A	4,741,698

5,170,000	Chicago, IL Board of Education[1]	5.000		12/01/2026	12/01/2017	A	5,270,505

5,860,000	Chicago, IL Board of Education[1]	5.250		12/01/2023	12/01/2018	A	6,122,997

32,965,000	Chicago, IL Board of Education[4]	5.250		12/01/2024	11/01/2023	A	34,393,920

3,085,000	Chicago, IL Board of Education[1,5]	6.000		01/01/2020	07/28/2018	B	3,258,963

5,000	Chicago, IL Building Acquisition COP	5.400		01/01/2018	01/16/2017	A	5,016

15,000	Chicago, IL GO	5.000		01/01/2022	01/31/2017	A	15,046

10,000	Chicago, IL GO1	5.000		01/01/2022	01/31/2017	A	10,077

210,000	Chicago, IL GO1	5.000		01/01/2023	01/31/2017	A	211,619

30,000	Chicago, IL GO1	5.000		01/01/2024	01/31/2017	A	30,231

10,000	Chicago, IL GO1	5.000		01/01/2024	01/31/2017	A	10,081

345,000	Chicago, IL GO1	5.000		01/01/2025	01/31/2017	A	347,660

250,000	Chicago, IL GO1	5.000		01/01/2026	01/31/2017	A	252,022

175,000	Chicago, IL GO1	5.000		01/01/2027	01/31/2017	A	175,551

10,000,000	Chicago, IL GO1	5.000		01/01/2027	01/31/2017	A	10,103,600

6,365,000	Chicago, IL GO1	5.000		01/01/2028	01/31/2017	A	6,416,493

1,125,000	Chicago, IL GO1	5.000		01/01/2028	01/31/2017	A	1,134,101

19,000,000	Chicago, IL GO1	5.000		01/01/2029	01/31/2017	A	19,050,920

860,000	Chicago, IL GO1	5.250		01/01/2022	01/01/2022		858,916

9      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

Illinois (Continued)

$3,140,000	Chicago, IL GO1	5.650%[2]	01/01/2030	01/31/2017	A	$3,150,079

10,000	Chicago, IL Multifamily Hsg. (Archer Courts Apartments)[1]	5.500	12/20/2019	01/31/2017	A	10,024

75,000	Chicago, IL Multifamily Hsg. (Hearts United Apartments)[1]	5.600	01/01/2041	01/31/2017	A	75,082

2,245,000	Chicago, IL O’Hare International Airport[1,5]	5.250	01/01/2027	01/01/2027		2,660,639

5,685,000	Chicago, IL O’Hare International Airport[1,5]	5.250	01/01/2028	01/01/2027	A	6,673,508

250,000	Chicago, IL O’Hare International Airport[1,5]	5.250	01/01/2028	01/01/2027	A	286,340

350,000	Chicago, IL O’Hare International Airport[1,5]	5.250	01/01/2029	01/01/2027	A	397,092

1,500,000	Chicago, IL O’Hare International Airport[1,5]	5.250	01/01/2029	01/01/2027	A	1,742,730

400,000	Chicago, IL O’Hare International Airport[1,5]	5.250	01/01/2030	01/01/2027	A	450,608

3,000,000	Chicago, IL O’Hare International Airport[1,5]	5.250	01/01/2030	01/01/2027	A	3,460,650

350,000	Chicago, IL O’Hare International Airport[1,5]	5.250	01/01/2031	01/01/2027	A	392,112

3,500,000	Chicago, IL O’Hare International Airport[1,5]	5.250	01/01/2031	01/01/2027	A	4,021,500

5,000	Chicago, IL Single Family Mtg., Series 2007-2I1	5.750	06/01/2039	06/01/2017	A	5,296

950,000	Chicago, IL State University (Auxiliary Facilities System)	5.000	12/01/2018	01/31/2017	A	952,859

1,714,370	Chicago, IL Tax Increment COP (Metramarket Chicago)	6.870	02/15/2024	01/31/2017	A	1,719,239

70,000	Chicago, IL Wastewater[1]	5.375	01/01/2032	01/01/2018	A	72,058

1,295,000	Cicero, IL GO1	5.000	12/01/2023	12/01/2022	A	1,429,304

1,005,000	Cicero, IL GO1	5.000	12/01/2024	12/01/2022	A	1,103,379

725,000	Cicero, IL GO1	5.000	12/01/2025	12/01/2022	A	791,475

1,500,000	Cicero, IL GO1	5.000	12/01/2026	12/01/2022	A	1,633,680

17,090,000	Cook County, IL GO1	5.250	11/15/2033	11/15/2020	A	18,145,137

1,300,000	East Dundee, IL Tax Increment (Route 25 South Redevel.)[1]	5.250	12/01/2022	12/01/2022		1,294,501

20,000	IL COP	5.800	07/01/2017	01/31/2017	A	20,047

425,000	IL COP[1]	6.375	07/01/2017	01/31/2017	A	426,063

2,560,000	IL Dept. of Central Management Services COP[1]	6.200	07/01/2017	01/31/2017	A	2,570,829

23,605,000	IL Devel. Finance Authority Environmental Facilities (Citgo Petroleum Corp.)[1]	8.000	06/01/2032	01/31/2017	A	23,638,047

90,000	IL Educational Facilities Authority (Robert Morris College)[1]	5.500	06/01/2017	01/31/2017	A	90,280

60,000	IL Finance Authority (Advocate Health Care)[1]	6.250	11/01/2028	11/01/2018	A	65,443

10      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

Illinois (Continued)

$2,000,000	IL Finance Authority (Benedictine University)[1]	6.000%	10/01/2028	10/01/2018	A	$2,097,560

500,000	IL Finance Authority (Lake Forest College)[1]	5.000	10/01/2022	05/23/2020	B	517,965

100,000	IL Finance Authority (NWCH/ NWCHC/NWCDSC Obligated Group)[1]	5.375	07/01/2033	07/01/2018	A	106,184

6,350,000	IL Finance Authority (OSF Healthcare System)[1]	5.750	11/15/2033	11/15/2017	A	6,612,192

100,000	IL Finance Authority (Palos Community Hospital/St. George Corp. Obligated Group)[1]	5.000	05/15/2027	05/15/2017	A	101,540

335,000	IL Finance Authority (PHlth / PHN / PPH / PHP / PLC / PRC / PRMC / PSFH / PSJHC / PSM&EMC Obligated Group )[1]	6.125	05/15/2025	05/15/2019	A	371,502

385,000	IL Finance Authority (PHN/PCTC/ PC&SHN/PLC/PCHN/PSSC/PHCr/ PBH/PAS/PHFBT Obligated Group )[1]	6.125	05/15/2025	05/15/2019	A	427,523

10,595,000	IL Finance Authority (PHN/PCTC/ PC&SHN/PLC/PCHN/PSSC/PHCr/ PBH/PAS/PHFBT Obligated Group )[1]	6.125	05/15/2025	05/15/2019	A	11,765,218

45,000	IL Finance Authority (PHN/PCTC/ PC&SHN/PLC/PCHN/PSSC/PHCr/ PBH/PAS/PHFBT Obligated Group )[1]	7.750	08/15/2034	08/15/2019	A	52,168

4,315,000	IL Finance Authority (PHN/PCTC/ PC&SHN/PLC/PCHN/PSSC/PHCr/ PBH/PAS/PHFBT Obligated Group )[1]	7.750	08/15/2034	08/15/2019	A	5,010,794

1,875,000	IL Finance Authority (Presence Health/Provena Senior Services Obligated Group)[1]	6.000	05/01/2028	05/01/2020	A	2,141,719

20,000,000	IL Finance Authority (Rehabilitation Institute of Chicago)[1]	6.500	07/01/2034	07/01/2018	A	21,252,200

650,000	IL Finance Authority (Roosevelt University)[1]	5.125	04/01/2019	04/01/2017	A	650,826

700,000	IL Finance Authority (Roosevelt University)[1]	5.125	04/01/2020	04/01/2017	A	700,623

170,000	IL Finance Authority (Roosevelt University)[1]	5.400	04/01/2027	11/15/2025	B	169,587

20,000	IL Finance Authority (RUMC/RCMC/ RCF Obligated Group)[1]	6.375	11/01/2029	05/01/2019	A	22,279

20,000	IL Finance Authority (RUMC/RCMC/ RCF Obligated Group)[1]	6.750	11/01/2024	11/01/2018	A	21,968

1,385,000	IL Finance Authority (Silver Cross Hospital and Medical Centers/Silver Cross Health System Obligated Group)[1]	5.500	08/15/2018	02/19/2018	B	1,416,356

7,500,000	IL GO1	5.000	02/01/2018	02/01/2018		7,699,800

1,300,000	IL GO1	5.000	08/01/2025	08/01/2022	A	1,326,065

17,000,000	IL GO1	5.250	02/01/2028	02/01/2019	A	17,514,080

11      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value

Illinois (Continued)

$1,000,000	IL Hsg. Devel. Authority (Anchor Senior Living/Greenwood Senior Living Obligated Group)[1]	4.700%		10/20/2026	01/31/2017	A	$1,001,270

50,000	IL Medical District COP[1]	5.125		06/01/2026	01/31/2017	A	50,047

140,000	IL Medical District COP[1]	5.250		06/01/2032	01/31/2017	A	140,140

9,215,000	IL Sports Facilities Authority	5.500	[2]	06/15/2030	01/31/2017	A	9,436,621

220,000	Melrose Park, IL Water[1]	5.200		07/01/2018	07/01/2017	A	224,189

295,000	Quad Cities, IL Regional EDA (Augustana College)[1]	5.000		10/01/2023	10/01/2022	A	326,276

275,000	Quad Cities, IL Regional EDA (Augustana College)[1]	5.000		10/01/2024	10/01/2022	A	307,238

445,000	Quad Cities, IL Regional EDA (Augustana College)[1]	5.000		10/01/2025	10/01/2022	A	494,293

400,000	Quad Cities, IL Regional EDA (Augustana College)[1]	5.000		10/01/2026	10/01/2022	A	443,468

450,000	Quad Cities, IL Regional EDA (Augustana College)[1]	5.000		10/01/2027	10/01/2022	A	497,399

20,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.000		01/01/2019	01/01/2019		19,787

545,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.100		01/01/2020	01/01/2020		533,877

770,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.100		01/01/2020	01/13/2019	B	740,062

1,000,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.250		01/01/2021	01/01/2021		967,800

1,000,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.375		01/01/2022	01/01/2022		960,210

1,540,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.500		01/01/2023	01/01/2023		1,471,655

315,000	Southwestern IL Devel. Authority (Edwardsville Community Unit School District No. 7)[1]	5.250		12/01/2020	12/01/2017	A	325,934

1,505,000	Yorkville, IL United City Special Services Area Special Tax[1]	4.600		03/01/2025	04/22/2023	B	1,471,499

							295,557,388

Indiana—1.3%
25,000	De Kalb County, IN Redevel. Authority[1,5]	6.000		07/15/2018	01/27/2017	A	25,099

3,500,000	Hammond, IN Local Public Improvement District[1]	5.000		02/01/2024	02/01/2018	A	3,576,895

305,000	Hammond, IN Redevel. District (Marina Area)[1]	6.000		01/15/2017	01/15/2017		305,049

500,000	IN Finance Authority (Butler University)[1]	5.000		02/01/2022	02/01/2022		556,875

7,220,000	IN Finance Authority (Deaconess Health System)[1]	6.000[3]		03/01/2029	03/01/2021	C	8,271,087

3,910,000	IN Finance Authority (Ohio River Bridges East End Crossing)[1]	5.000		01/01/2019	01/31/2017	A	3,915,044

12      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

Indiana (Continued)

$500,000	IN Finance Authority (Sisters of St. Francis Health)[1]	5.250%	11/01/2024	11/01/2018	A	$533,570

15,000	IN Hsg. & Community Devel. Authority (Single Family Mtg.)[1,5]	6.450	01/01/2040	01/01/2018	A	15,460

1,470,000	Indianapolis, IN Multifamily Hsg. (Berkley Common)[1]	5.750	07/01/2030	04/22/2020	A	1,490,653

4,800,000	Lake County, IN Building Corp.[1]	5.000	02/01/2024	11/23/2021	A	4,998,000

						23,687,732

Kansas—0.2%
525,000	Pittsburgh, KS Transportation Devel. District (N. Broadway-Pittsburgh Town Center)	4.800	04/01/2027	03/29/2023	B	470,936

1,460,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[4]	5.800	12/01/2038	10/31/2020	A	1,499,073

1,440,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[4]	5.875	06/01/2039	03/31/2024	A	1,510,142

20,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[1]	6.950	06/01/2029	06/01/2017	B	20,888

						3,501,039

Kentucky—0.5%
240,000	KY EDFA (Ashland Hospital)[1]	6.000	02/01/2031	02/01/2018	A	243,509

485,000	KY EDFA (Ashland Hospital)[1]	6.000	02/01/2033	02/01/2018	A	491,630

3,015,000	KY EDFA (Louisville Arena Authority)[1]	5.750	12/01/2028	06/01/2018	A	3,145,007

3,815,000	KY EDFA (Owensboro Medical Health System)[1]	6.000	06/01/2030	06/01/2020	A	4,118,445

						7,998,591

Louisiana—1.7%
70,000	Calcasieu Parish, LA Industrial Devel. Board (Citgo Petroleum Corp.)[1]	6.000	07/01/2023	01/31/2017	A	70,085

1,750,000	Jefferson Parish, LA Hospital Service District No. 1 (West Jefferson Medical Center)[1]	5.250	01/01/2028	01/01/2020	A	1,966,038

525,000	LA HFA (La Chateau)[1]	6.000	09/01/2017	06/02/2017	B	528,371

2,635,000	LA HFA (La Chateau)[1]	6.000	09/01/2020	01/17/2019	A	2,674,235

360,000	LA HFA (La Chateau)[1]	7.250	09/01/2039	09/01/2019	A	368,503

12,110,000	LA Tobacco Settlement Financing Corp. (TASC)[1]	5.000	05/15/2026	05/15/2017	A	12,268,883

7,000,000	LA Tobacco Settlement Financing Corp. (TASC)[1]	5.500	05/15/2029	05/15/2019	A	7,398,860

4,000,000	LA Tobacco Settlement Financing Corp. (TASC)[1]	5.500	05/15/2030	05/15/2020	A	4,280,040

13      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

Louisiana (Continued)

$5,000	Opelousas, LA General Hospital Authority (Opelousas General Health System)[1]	5.300%	10/01/2018	01/31/2017	A	$5,018

						29,560,033

Maine—0.0%
35,000	ME H&HEFA (Bridgton Hospital/ Franklin Memorial Hospital/GINNE Obligated Group)[1]	5.250	07/01/2031	01/31/2017	A	35,088

Maryland—0.0%
65,000	MD H&HEFA (Johns Hopkins Hospital)[1]	5.500	07/01/2026	01/31/2017	A	65,122

Massachusetts—0.6%
540,000	MA Devel. Finance Agency (Avon Association)[1]	5.000	04/01/2018	04/01/2018		558,123

3,220,000	MA Devel. Finance Agency (Boston Medical Center Corp.)[1]	5.250	07/01/2024	07/01/2022	A	3,628,521

1,175,000	MA Devel. Finance Agency (Boston Medical Center Corp.)[1]	5.250	07/01/2026	07/01/2022	A	1,306,318

1,600,000	MA Devel. Finance Agency (Plantation Apartments)[1]	5.000	12/15/2024	01/31/2017	A	1,602,336

80,000	MA Educational Financing Authority, Series H1,5	6.350	01/01/2030	07/01/2017	A	83,607

5,000	MA H&EFA (Boston Medical Center)[1]	5.750	07/01/2031	07/01/2018	A	5,330

55,000	MA H&EFA (Boston Medical Center)[1]	5.750	07/01/2031	07/01/2018	A	58,631

2,500,000	MA H&EFA (Milford Regional Medical Center)[1]	5.000	07/15/2022	07/15/2017	A	2,540,325

						9,783,191

Michigan—4.3%
38,750	Detroit, MI GO1	5.000	04/01/2021	04/01/2018	A	39,531

855,000	Detroit, MI Water Supply System[1]	5.500	07/01/2026	07/01/2018	A	909,062

270,000	Detroit, MI Water Supply System[1]	5.750	07/01/2025	07/01/2018	A	286,573

200,000	Detroit, MI Water Supply System[1]	5.750	07/01/2026	07/01/2018	A	212,122

3,035,000	Ecorse City, MI GO1	5.800	11/01/2026	01/11/2021	A	3,186,173

211,250	MI Finance Authority (City of Detroit)[1]	5.000	04/01/2021	04/01/2018	A	221,063

3,560,000	MI Finance Authority (Local Government Loan Program)[1]	5.000	11/01/2023	03/01/2017	A	3,757,366

6,895,000	MI Finance Authority (Local Government Loan Program)[1]	5.000	11/01/2024	03/01/2017	A	7,261,124

7,250,000	MI Finance Authority (Local Government Loan Program)[1]	5.000	11/01/2025	03/01/2017	A	7,619,895

7,620,000	MI Finance Authority (Local Government Loan Program)[1]	5.000	11/01/2026	03/01/2017	A	7,994,980

14      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity*		Value

Michigan (Continued)

$8,010,000	MI Finance Authority (Local Government Loan Program)[1]	5.000%		11/01/2027	03/01/2017	A	$8,389,594

8,855,000	MI Finance Authority (Local Government Loan Program)[1]	5.000		11/01/2029	03/01/2017	A	9,242,760

10,010,000	MI Finance Authority (Local Government Loan Program)[1]	5.000		11/01/2032	03/01/2017	A	10,402,092

1,500,000	MI Finance Authority (School District)[1]	5.000		06/01/2017	06/01/2017		1,525,200

2,400,000	MI Finance Authority (School District)[1]	5.000		06/01/2018	06/01/2017	A	2,441,352

1,820,000	MI Finance Authority (School District)[1]	5.000		06/01/2019	06/01/2017	A	1,851,359

20,000	MI Hospital Finance Authority (McLaren Health Care Corp.)[1]	5.000		06/01/2025	06/01/2022	A	22,485

50,000	MI Municipal Bond Authority[1]	6.000		11/01/2023	01/31/2017	A	50,200

50,000	Negaunee, MI Sanitary Sewage Disposal System[1]	4.800		01/01/2027	07/01/2017	A	50,780

6,250,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)[1]	5.000		12/01/2024	12/01/2017	A	6,457,938

4,930,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)[1]	5.000		12/01/2027	12/01/2017	A	5,092,641

30,000	Wayne County, MI Downriver Sewer Disposal[1]	5.125		11/01/2018	05/01/2017	A	30,247

							77,044,537

Minnesota—0.1%
160,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)[1]	5.000		03/01/2017	03/01/2017		160,178

330,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)[1]	5.000		09/01/2017	09/01/2017		332,422

335,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)[1]	5.000		03/01/2018	03/01/2018		338,551

345,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)[1]	5.000		09/01/2018	09/01/2018		350,582

							1,181,733

Mississippi—1.4%
55,000	MS Business Finance Corp. (Mississippi Power Company)[1]	5.150	[3]	09/01/2028	01/31/2017	A	55,089

14,325,000	MS Business Finance Corp. (System Energy Resources)[1]	5.875		04/01/2022	01/31/2017	A	14,396,625

8,110,000	MS Hospital Equipment & Facilities Authority (MBHS/MBMC Obligated Group)[1]	5.000		08/15/2026	08/15/2017	A	8,270,092

1,825,000	MS Hospital Equipment & Facilities Authority (South Central Regional Medical Center)[1]	5.250		12/01/2026	01/31/2017	A	1,828,358

15      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

Mississippi (Continued)

$100,000	MS Small Business Enterprise[1]	4.750%	12/01/2017	01/31/2017	A	$100,247

						24,650,411

Missouri—2.1%
30,000	Cape Girardeau County, MO IDA (Procter & Gamble Company)[1]	5.300	05/15/2028	01/31/2017	A	30,055

445,000	Maplewood, MO Tax (Maplewood South Redevel.)[1]	5.200	11/01/2022	01/31/2017	A	445,449

710,000	Meadows, MO Transportation Devel. District[1]	5.400	05/01/2035	05/01/2018	A	722,950

5,000	MO Environmental Improvement & Energy Resources Authority[1,5]	5.450	01/01/2018	01/16/2017	A	5,016

205,000	MO Environmental Improvement & Energy Resources Authority[1]	5.500	07/01/2019	01/31/2017	A	205,763

195,000	MO H&EFA (Rockhurst University)[1]	6.500	10/01/2035	10/01/2018	A	210,879

20,000,000	MO H&EFA (SLHS/SLHOKC Obligated Group)[1]	5.500	11/15/2028	11/15/2018	A	21,580,800

5,000	MO Monarch-Chesterfield Levee District[1]	5.750	03/01/2019	01/31/2017	A	5,018

3,080,000	Raytown, MO Annual Appropriation-Supported Tax (Raytown Live Redevel. Plan)[1]	5.125	12/01/2031	06/01/2017	A	3,119,547

575,000	Richmond Heights, MO Tax Increment & Transportation Sales Tax[1]	5.200	11/01/2021	01/31/2017	A	575,759

1,325,000	Saint Charles County, MO IDA (Suemandy/Mid-Rivers Community Improvement District)[1]	4.250	10/01/2034	10/01/2034		1,210,335

1,165,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)[1]	5.000	07/01/2021	07/01/2021		1,277,889

3,705,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)[1]	5.000	07/01/2024	07/01/2017	A	3,767,096

1,345,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)[1]	5.000	07/01/2024	07/01/2022	A	1,462,028

1,215,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)[1]	5.000	07/01/2026	07/01/2022	A	1,309,296

100,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)[1]	6.250	07/01/2029	07/01/2019	A	110,171

775,000	Strother, MO Interchange Transportation Devel. District (Lees Summit)[1]	5.000	05/01/2024	01/31/2017	A	775,620

						36,813,671

Montana—0.0%
215,000	Crow, MT Finance Authority (Tribal)[1]	5.700	10/01/2027	01/31/2017	A	215,559

Nebraska—0.0%
750,000	NE Central Plains Gas Energy[1]	5.250	12/01/2018	12/01/2018		796,980

16      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

Nevada—2.1%
$770,000	Clark County, NV Improvement District (Summerlin South Area)[1]	5.000%	02/01/2017	02/01/2017		$770,439

840,000	Clark County, NV Improvement District (Summerlin South Area)[1]	5.000	02/01/2018	02/01/2018		851,004

890,000	Clark County, NV Improvement District (Summerlin South Area)[1]	5.000	02/01/2019	02/01/2019		911,378

510,000	Clark County, NV Improvement District (Summerlin South Area)[1]	5.000	02/01/2020	02/01/2020		527,268

840,000	Clark County, NV Improvement District (Summerlin South Area)[1]	5.000	02/01/2021	02/01/2021		874,642

755,000	Clark County, NV Passenger Facility[1]	5.000	07/01/2023	07/01/2017	A	768,379

6,000,000	Henderson, NV Health Care Facility (DHlth/BMH/CmntyHOSB/MSrH/ SFMH/SNVMMH/CMF/SHSvcs Obligated Group)[1]	5.250	07/01/2031	07/01/2017	A	6,081,900

425,000	Las Vegas, NV Special Improvement District No. 607[1]	5.000	06/01/2022	06/01/2022		451,783

385,000	Las Vegas, NV Special Improvement District No. 607[1]	5.000	06/01/2023	06/01/2023		411,646

175,000	Las Vegas, NV Special Improvement District No. 607[1]	5.000	06/01/2024	06/01/2024		186,767

1,440,000	North Las Vegas, NV GO1	5.000	05/01/2024	01/31/2017	A	1,440,533

1,000,000	North Las Vegas, NV GO1	5.000	05/01/2025	01/31/2017	A	1,000,290

1,350,000	North Las Vegas, NV GO1	5.000	05/01/2027	01/31/2017	A	1,351,377

5,440,000	North Las Vegas, NV GO1	5.000	05/01/2028	05/01/2017	A	5,439,565

10,875,000	North Las Vegas, NV GO1	5.000	05/01/2030	01/31/2017	A	10,878,262

160,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2022	01/31/2017	A	160,067

1,705,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2023	01/31/2017	A	1,705,631

3,725,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2026	01/31/2017	A	3,725,298

20,000	Reno, NV Redevel. Agency (Downtown Redevel.)	5.000	09/01/2017	01/31/2017	A	20,055

						37,556,284

New Jersey—5.7%
5,000	Mount Holly, NJ Municipal Utilities Authority	4.750	12/01/2018	01/31/2017	A	5,014

17,000,000	NJ EDA[1]	5.500	06/15/2029	12/15/2026	A	18,319,880

5,000,000	NJ EDA[1]	5.500	06/15/2030	12/15/2026	A	5,354,300

595,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250	07/01/2031	01/31/2017	A	610,172

4,670,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250	07/01/2033	01/31/2017	A	4,789,085

70,000	NJ EDA (Municipal Rehabilitation)	4.625	04/01/2025	01/31/2017	A	70,176

990,000	NJ Educational Facilities Authority (Georgian Court University)[1]	5.000	07/01/2027	07/01/2017	A	1,003,563

10,225,000	NJ Health Care Facilities Financing Authority (Trinitas Hospital/Marillac Corp. Obligated Group)[1]	5.250	07/01/2023	07/01/2017	A	10,422,547

17      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value

New Jersey (Continued)

$2,000,000	NJ Tobacco Settlement Financing Corp.[1]	4.500%		06/01/2023	06/01/2017	A	$2,013,040

55,690,000	NJ Tobacco Settlement Financing Corp.	5.302	[7]	06/01/2041	06/01/2017	A	14,545,114

8,970,000	NJ Tobacco Settlement Financing Corp.	5.389	[7]	06/01/2041	06/01/2017	A	2,308,699

4,000,000	NJ Transportation Trust Fund Authority[1]	5.000		06/15/2029	06/15/2018	A	4,113,840

4,300,000	NJ Transportation Trust Fund Authority[1]	5.000		06/15/2030	06/15/2018	A	4,420,529

26,600,000	NJ Transportation Trust Fund Authority[1]	5.000		06/15/2031	06/15/2018	A	27,322,456

6,835,000	NJ Transportation Trust Fund Authority[1]	5.000		06/15/2032	06/15/2022	A	6,906,357

							102,204,772

New Mexico—0.0%
125,000	NM Hospital Equipment Loan Council (PHSvcs/BCHCC/PHCF Obligated Group)[1]	6.125		08/01/2028	08/01/2018	A	134,411

New York—3.6%
5,000	Monroe County, NY Airport Authority (Greater Rochester International Airport)[1]	4.000		01/01/2017	01/01/2017		5,000

405,000	NY Counties Tobacco Trust II (TASC)[1]	5.625		06/01/2035	01/31/2017	A	405,591

715,000	NY Counties Tobacco Trust III (TASC)[1]	6.000		06/01/2043	01/31/2017	A	715,064

2,070,000	NY Counties Tobacco Trust VI1	5.625		06/01/2035	01/30/2023	B	2,237,753

4,410,000	NY Counties Tobacco Trust VI1	6.000		06/01/2043	10/11/2026	B	4,712,482

1,960,000	NY TSASC, Inc. (TFABs)[1]	4.750		06/01/2022	01/31/2017	A	1,960,960

4,855,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750		12/01/2022	01/31/2017	A	4,927,340

5,055,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750		12/01/2025	01/31/2017	A	5,130,320

40,000,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500		12/01/2028	01/31/2017	A	40,796,000

3,500,000	Port Authority NY/NJ, 178th Series[1]	5.000		12/01/2025	12/01/2023	A	4,006,275

							64,896,785

North Carolina—0.4%
1,940,000	NC Capital Facilities Finance Agency (Meredith College)[1]	6.000		06/01/2031	06/01/2018	A	2,020,238

60,000	NC Capital Facilities Finance Agency (Meredith College)[1]	6.000		06/01/2031	06/01/2018	A	64,073

18      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

North Carolina (Continued)

$720,000	NC Medical Care Commission (AHA1HC / AHA3HC / AHA4HC / AHACHC / AHEHC / AHA7HC Obligated Group)[1]	5.500%	10/01/2024	01/31/2017	A	$721,605

1,000,000	NC Medical Care Commission (AHACHC)[1]	5.800	10/01/2034	01/31/2017	A	1,002,190

1,620,000	NC Medical Care Commission (Catholic Health East)[1]	5.250	11/15/2022	05/15/2017	A	1,645,402

1,970,000	NC Medical Care Commission (Catholic Health East)[1]	5.250	11/15/2023	05/15/2017	A	2,000,890

250,000	NC Medical Care Commission (Scotland Memorial Hospital)	5.500	10/01/2019	01/31/2017	A	250,880

						7,705,278

Ohio—2.4%
2,910,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.125	06/01/2024	06/01/2024		2,626,333

1,210,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.375	06/01/2024	06/01/2024		1,099,055

1,500,000	Cleveland-Cuyahoga County, OH Port Authority (Port Cleveland)[1]	5.000	11/15/2026	11/15/2020	A	1,682,310

3,060,000	Cuyahoga County, OH Multifamily (Vesta-Cleveland)[1]	5.300	08/20/2034	01/31/2017	A	3,064,009

1,000,000	Dayton, OH Airport (James M. Cox International Airport)[1]	5.000	12/01/2024	12/01/2024		1,130,860

1,045,000	Dayton, OH Airport (James M. Cox International Airport)[1]	5.000	12/01/2025	12/01/2025		1,187,172

1,100,000	Dayton, OH Airport (James M. Cox International Airport)[1]	5.000	12/01/2026	12/01/2026		1,240,019

1,155,000	Dayton, OH Airport (James M. Cox International Airport)[1]	5.000	12/01/2027	12/01/2026	A	1,286,381

1,210,000	Dayton, OH Airport (James M. Cox International Airport)[1]	5.000	12/01/2028	12/01/2026	A	1,333,843

515,000	Dayton-Montgomery County, OH Port Authority (Dayton Regional Bond Fund-Maverick)[1]	5.125	05/15/2022	05/15/2017	A	515,747

5,850,000	Hamilton County, OH Health Care Facilities (Christ Hospital)[1]	5.250	06/01/2025	06/01/2022	A	6,650,514

1,500,000	Lorain County, OH Port Authority (Kendal at Oberlin)[1]	5.000	11/15/2030	11/15/2023	A	1,636,365

205,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2022	09/01/2022		237,634

260,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2023	09/01/2021	A	300,271

275,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2024	09/01/2021	A	316,440

290,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2025	09/01/2021	A	332,027

19      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

Ohio (Continued)

$305,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250%	09/01/2026	09/01/2021	A	$347,792

320,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2027	09/01/2021	A	363,725

20,000	OH HFA[1]	5.250	09/01/2030	01/31/2017	A	20,024

1,000,000	OH River South Authority (Lazarus Building Redevel.)[1]	5.750	12/01/2027	12/01/2017	A	1,023,420

2,915,000	Penta, OH Career Center COP[1]	5.250	04/01/2024	04/01/2022	A	3,273,603

2,080,000	Penta, OH Career Center COP[1]	5.250	04/01/2025	04/01/2022	A	2,325,648

1,300,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.300	02/15/2024	12/18/2020	B	1,260,480

1,950,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.400	02/15/2034	02/27/2030	B	1,851,720

3,480,000	Portage County, OH Port Authority (Northeast Ohio Medical University)[1]	5.000	12/01/2026	06/01/2022	A	3,839,240

750,000	Ross County, OH Hospital (Adena Health System)[1]	5.750	12/01/2028	12/01/2018	A	803,610

1,050,000	Ross County, OH Hospital (Adena Health System)[1]	5.750	12/01/2035	12/01/2018	A	1,120,476

435,000	Summit County, OH Port Authority (University of Akron Student Hsg.)[1]	5.250	01/01/2024	01/01/2021	A	481,345

935,000	Summit County, OH Port Authority (University of Akron Student Hsg.)[1]	5.250	01/01/2024	01/01/2021	A	1,060,973

						42,411,036

Oklahoma—0.3%
665,000	Oklahoma County, OK HFA (Single Family Mtg.)[1]	6.600	10/01/2035	02/01/2017	A	666,556

5,210,000	University of Oklahoma[1]	5.500	07/01/2032	07/01/2017	A	5,330,768

						5,997,324

Oregon—0.0%
10,000	OR GO1	5.375	08/01/2028	02/01/2017	A	10,017

20,000	OR GO (Alternate Energy)	5.000	07/01/2017	01/31/2017	A	20,068

20,000	OR GO (Elderly & Disabled Hsg.)[1]	5.600	08/01/2019	02/01/2017	A	20,059

30,000	OR GO (Elderly & Disabled Hsg.)[1]	5.650	08/01/2026	02/01/2017	A	30,069

25,000	OR GO (Elderly & Disabled Hsg.)[1]	6.000	08/01/2026	02/01/2017	A	25,064

						105,277

Other Territory—0.5%
2,286,051	Public Hsg. Capital Fund Multi- State Revenue Trust I1	4.500	07/01/2022	07/01/2022		2,350,130

1,450,409	Public Hsg. Capital Fund Multi- State Revenue Trust II1	4.500	07/01/2022	07/01/2022		1,483,391

20      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

Other Territory (Continued)

$5,747,464	Public Hsg. Capital Fund Multi- State Revenue Trust III[1]	5.000%	07/01/2022	07/01/2022		$5,867,241

						9,700,762

Pennsylvania—2.1%
250,000	Bucks County, PA IDA (School Lane Foundation)1	4.600	03/15/2017	03/15/2017		251,922

225,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries)[1]	6.250	01/01/2024	01/01/2019	A	243,866

1,000,000	Delaware Valley, PA Regional Financial Authority[1]	5.700	07/01/2027	07/01/2027		1,210,590

2,965,000	Luzerne County, PA GO1	6.750	11/01/2023	11/01/2019	A	3,304,048

9,900,000	Montgomery County, PA HEFA (Ursinus College)[1]	5.500	11/01/2046	11/01/2018	A	10,390,743

24,789	Northampton County, PA IDA (Northampton Generating)[8]	5.000	12/31/2023	12/31/2023		9,903

350,140	Northampton County, PA IDA (Northampton Generating)[8]	5.000	12/31/2023	12/31/2023		139,881

725,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	6.750	09/01/2020	01/31/2017	A	726,820

25,000	PA HEFA (University of the Arts)[1]	5.500	03/15/2020	01/31/2017	A	25,068

785,000	PA HEFA (Ursinus College)[1]	5.000	01/01/2025	01/01/2022	A	865,486

1,970,000	PA HEFA (Ursinus College)[1]	5.000	01/01/2027	01/01/2022	A	2,158,490

16,465,000	PA HFA (Single Family Mtg.)[1]	4.650	10/01/2031	01/31/2017	A	16,481,300

2,065,000	Philadelphia, PA Gas Works[1]	5.000	10/01/2021	10/01/2017	A	2,128,106

						37,936,223

Rhode Island—0.1%
15,000	Exeter West Greenwich, RI Regional School District[1]	5.000	09/15/2017	01/31/2017	A	15,051

25,000	Providence, RI Public Building Authority (School & Public Facilities)[1]	5.250	12/15/2018	01/31/2017	A	25,049

5,000	Providence, RI Public Building Authority, Series A1	5.125	12/15/2017	01/31/2017	A	5,014

95,000	Providence, RI Public Building Authority, Series A	5.375	12/15/2021	01/31/2017	A	95,315

1,065,000	RI Clean Water Finance Agency (Triton Ocean)[1]	5.800	09/01/2022	01/31/2017	A	1,066,566

520,000	RI Health & Educational Building Corp. (Public Schools Financing Program)[1]	6.000	05/15/2029	05/15/2019	A	555,875

165,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1,5]	5.150	04/01/2022	04/01/2017	A	165,987

80,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1]	6.500	04/01/2027	01/31/2017	A	80,922

						2,009,779

21      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

South Carolina—0.1%
$50,000	Greenville County, SC Airport (Donaldson Industrial Air Park)[1]	6.125%	10/01/2017	10/01/2017		$50,077

210,000	Lee County, SC School Facilities, Series 2006[1]	6.000	12/01/2019	12/01/2017	A	219,587

270,000	Lee County, SC School Facilities, Series 2006[1]	6.000	12/01/2027	12/01/2017	A	282,326

1,735,000	SC Connector 2000 Assoc. Toll Road, Series B	2.634 [7]	01/01/2021	01/01/2021		1,248,523

720,000	SC Connector 2000 Assoc. Toll Road, Series B	3.416 [7]	01/01/2026	01/01/2026		359,755

						2,160,268

Tennessee—0.0%
190,000	Jackson, TN Hospital (Jackson- Madison County General Hospital)[1]	5.500	04/01/2033	04/01/2018	A	198,398

510,000	Jackson, TN Hospital (Jackson- Madison County General Hospital)[1]	5.500	04/01/2033	04/01/2018	A	537,703

						736,101

Texas—4.1%
150,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[6,9]	6.750	10/01/2038	10/01/2038		—

60,000	Collin County, TX HFC (Community College District Foundation)[1]	5.250	06/01/2023	07/08/2021	B	59,070

35,000	Collin County, TX HFC (Community College District Foundation)[1]	5.250	06/01/2031	03/09/2028	B	32,636

3,000,000	Dallas County, TX Utility & Reclamation District[1]	5.375	02/15/2029	02/15/2017	A	3,017,220

1,000,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2026	11/01/2022	A	1,128,750

1,200,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2027	11/01/2022	A	1,344,504

6,955,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2029	11/01/2018	A	7,307,827

35,000	Del Rio, TX Airport[1]	5.400	07/01/2019	01/31/2017	A	35,117

50,000	Eagle Pass, TX Waterworks & Sewer	5.050	12/01/2017	01/31/2017	A	50,163

7,455,000	El Paso, TX Downtown Devel. Corp. (Downtown Ballpark Venue)1	7.000	08/15/2023	08/15/2017	A	7,738,066

5,000,000	El Paso, TX Downtown Devel. Corp. (Downtown Ballpark Venue)[1]	7.000	08/15/2027	08/15/2017	A	5,189,850

440,000	Gonzales, TX Healthcare System[1]	5.500	08/15/2019	01/31/2017	A	441,478

340,000	Gulf Coast, TX IDA Solid Waste (Citgo Petroleum Corp.)[1]	8.000	04/01/2028	01/31/2017	A	340,530

4,660,000	Harris County, TX GO1	5.000	10/01/2029	10/01/2021	A	5,206,525

12,210,000	Harris County, TX HFDC (St. Luke’s Episcopal Hospital)[1]	6.750	02/15/2021	01/31/2017	A	13,282,893

10,000,000	Harris County, TX Hospital District[1]	5.125	02/15/2032	02/15/2017	A	10,050,600

275,000	Houston, TX Airport Special Facilities (Continental Airlines)	5.500	07/15/2017	01/31/2017	A	275,987

22      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

Texas (Continued)

$40,000	Houston, TX Airport System	5.000%	07/01/2032	01/31/2017	A	$40,111

5,000	Houston, TX Airport System[1]	5.125	07/01/2032	01/31/2017	A	5,012

615,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)[1]	5.875	05/15/2021	06/26/2019	B	660,928

1,750,000	Houston, TX Independent School District[1]	5.000	02/15/2020	02/15/2017	A	1,758,803

620,000	Sabine River Authority, TX Pollution Control (TXU Electric Company)[6,9]	6.450	06/01/2021	06/01/2021		—

5,000	San Antonio, TX Airport System (Passenger Facility)[1]	4.625	07/01/2030	01/31/2017	A	5,005

4,030,000	Texas City, TX Industrial Devel. Corp. (ARCO Pipe Line Co.)[1]	7.375	10/01/2020	10/01/2020		4,759,470

235,000	Trinity River Authority, TX Pollution Control (TXU Electric Company)[6,9]	6.250	05/01/2028	05/01/2028		—

1,110,000	TX Dept. of Hsg. & Community Affairs (Skyway Villas)[1]	5.450	12/01/2022	01/31/2017	A	1,111,199

15,000	TX Lower Colorado River Authority[1]	5.000	05/15/2031	01/31/2017	A	15,040

7,750,000	TX Municipal Gas Acquisition & Supply Corp.[1]	6.250	12/15/2026	08/04/2023	B	9,122,448

50,000	Ysleta, TX Independent School District[1]	5.375	11/15/2024	05/15/2017	A	50,777

						73,030,009

Vermont—0.5%
25,000	VT Educational & Health Buildings Financing Agency (CSAC / NWCSS / RMHS / WCMHS Obligated Group)[1]	5.375	02/15/2023	02/15/2017	A	25,327

1,830,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)[1]	5.000	10/01/2019	10/01/2019		1,955,684

1,820,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)[1]	5.000	10/01/2020	10/01/2020		1,971,387

2,020,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)[1]	5.000	10/01/2021	10/01/2021		2,213,072

1,025,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)[1]	5.000	10/01/2022	10/01/2022		1,136,100

1,000,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)[1]	5.000	10/01/2023	10/01/2022	A	1,115,960

						8,417,530

23      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

Virginia—1.0%
$1,850,000	Suffolk, VA Economic Devel. Authority (United Church Homes & Services/Lake Prince Center Obligated Group)[1]	5.000%	09/01/2026	09/01/2024	A	$2,031,540

2,445,000	Suffolk, VA Economic Devel. Authority (United Church Homes & Services/Lake Prince Center Obligated Group)[1]	5.000	09/01/2031	09/01/2026	A	2,601,187

6,340,000	Suffolk, VA Redevel. & Hsg. Authority (Henrico-Richmond)[1]	5.000	08/01/2036	02/01/2017	A	6,377,723

6,400,000	VA Hsg. Devel. Authority, Series A1[1]	5.000	10/01/2026	07/01/2017	A	6,492,672

772,000	Watkins Centre, VA Community Devel. Authority[1]	5.400	03/01/2020	01/31/2017	A	773,258

						18,276,380

Washington—0.5%
175,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)[1]	5.600	03/01/2028	03/01/2017	A	174,988

10,000	King County, WA Hsg. Authority (Rural Preservation)[1]	5.750	01/01/2028	07/01/2017	A	10,024

4,975,000	Seattle, WA Hsg. Authority (High Rise Rehab III)[1]	5.150	11/01/2027	11/01/2017	A	5,108,977

1,500,000	WA Health Care Facilities Authority (Catholic Health Initiatives)[1]	6.250	10/01/2028	10/01/2018	A	1,609,350

2,000,000	WA Health Care Facilities Authority (Virginia Mason Medical Center)[1]	5.500	08/15/2042	08/15/2017	A	2,041,820

						8,945,159

West Virginia—0.2%
3,350,000	WV EDA (Morgantown Associates)[1]	2.875	12/15/2026	05/08/2022	B	3,135,633

40,000	WV Hsg. Devel. Fund[1]	4.500	11/01/2025	01/31/2017	A	40,042

						3,175,675

Wisconsin—0.1%
150,000	WI H&EFA (Beloit College)[1]	5.250	06/01/2025	06/01/2020	A	167,420

100,000	WI H&EFA (Prohealth Care/ Waukesha Memorial Hospital/ Prohealth Care Obligated Group)[1]	6.375	02/15/2029	02/15/2019	A	110,585

195,000	WI H&EFA (Richland Hospital)[1]	5.375	06/01/2028	01/31/2017	A	195,148

750,000	WI Hsg. & EDA, Series B1	5.750	11/01/2025	05/01/2020	A	805,020

						1,278,173

Wyoming—0.0%
30,000	WY Community Devel. Authority[1]	4.375	06/01/2017	01/31/2017	A	30,062

U.S. Possessions—21.0%
1,000,000	Puerto Rico Aqueduct & Sewer Authority[15]	5.000	07/01/2025	07/01/2018	A	1,024,120

24      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity*		Value

U.S. Possessions (Continued)

$11,680,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375%		05/15/2033	05/15/2017	A	$11,679,182

6,015,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500		05/15/2039	05/15/2017	A	6,014,639

120,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	11/20/2032	B	119,468

13,000,000	Puerto Rico Commonwealth GO10,15	2.105		07/01/2018	07/01/2018		13,075,140

4,245,000	Puerto Rico Commonwealth GO10,15	2.125		07/01/2019	07/01/2019		4,253,320

4,160,000	Puerto Rico Commonwealth GO10,15	2.145		07/01/2020	07/01/2020		4,179,635

125,000	Puerto Rico Commonwealth GO15	5.000		07/01/2017	07/01/2017		126,847

100,000	Puerto Rico Commonwealth GO1,15	5.000		07/01/2023	07/01/2017	A	101,227

15,580,000	Puerto Rico Commonwealth GO6	5.125		07/01/2024	07/01/2024		9,718,025

300,000	Puerto Rico Commonwealth GO1,15	5.250		07/01/2017	01/31/2017	A	300,786

45,000	Puerto Rico Commonwealth GO1,15	5.250		07/01/2017	07/01/2017		45,721

105,000	Puerto Rico Commonwealth GO6	5.250		07/01/2017	07/01/2017		65,818

655,000	Puerto Rico Commonwealth GO1,15	5.250		07/01/2021	01/31/2017	A	656,081

515,000	Puerto Rico Commonwealth GO15	5.250		07/01/2024	07/01/2021	A	533,555

8,500,000	Puerto Rico Commonwealth GO6	5.250		07/01/2024	07/01/2024		5,301,875

3,000,000	Puerto Rico Commonwealth GO6	5.250		07/01/2025	07/01/2025		1,871,250

4,860,000	Puerto Rico Commonwealth GO6	5.500		07/01/2017	07/01/2017		3,046,928

1,005,000	Puerto Rico Commonwealth GO1,15	5.500		07/01/2017	07/01/2017		1,022,356

2,890,000	Puerto Rico Commonwealth GO1,15	5.500		07/01/2018	07/01/2018		2,995,312

6,510,000	Puerto Rico Commonwealth GO1,15	5.500		07/01/2018	07/01/2018		6,814,017

5,250,000	Puerto Rico Commonwealth GO6	5.500		07/01/2026	07/01/2026		3,277,942

140,000	Puerto Rico Commonwealth GO6	5.500		07/01/2026	07/01/2026		87,412

2,160,000	Puerto Rico Commonwealth GO6	5.500		07/01/2027	07/01/2027		1,347,300

1,125,000	Puerto Rico Commonwealth GO1,15	6.000		07/01/2027	07/01/2018	A	1,165,286

22,765,000	Puerto Rico Commonwealth GO6	6.000		07/01/2029	07/01/2029		14,427,319

300,000	Puerto Rico Commonwealth GO15	6.000		07/01/2033	01/31/2017	A	300,666

110,000	Puerto Rico Commonwealth GO15	7.108	[7]	07/01/2017	07/01/2017		107,900

90,000	Puerto Rico Commonwealth GO15	7.480	[7]	07/01/2019	07/01/2019		81,526

1,199,460	Puerto Rico Electric Power Authority	10.000		07/01/2019	07/01/2019		972,593

1,199,459	Puerto Rico Electric Power Authority	10.000		07/01/2019	07/01/2019		972,592

899,595	Puerto Rico Electric Power Authority	10.000		01/01/2021	01/01/2021		704,817

899,595	Puerto Rico Electric Power Authority	10.000		07/01/2021	07/01/2021		704,817

299,864	Puerto Rico Electric Power Authority	10.000		01/01/2022	01/01/2022		234,444

299,865	Puerto Rico Electric Power Authority	10.000		07/01/2022	07/01/2022		234,445

5,685,000	Puerto Rico Electric Power Authority, Series AAA[11]	5.250		07/01/2028	07/01/2028		3,770,690

56,565,000	Puerto Rico Electric Power Authority, Series CCC[11]	5.250		07/01/2026	11/30/2025	B	37,513,342

4,295,000	Puerto Rico Electric Power Authority, Series CCC[11]	5.250		07/01/2028	07/01/2028		2,848,745

40,000	Puerto Rico Electric Power Authority, Series DDD[15]	5.000		07/01/2023	07/01/2020	A	41,375

5,770,000	Puerto Rico Electric Power Authority, Series LL15	5.500		07/01/2017	07/01/2017		5,874,033

75,000	Puerto Rico Electric Power Authority, Series LL15	5.500		07/01/2018	07/01/2018		77,747

25      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

U.S. Possessions (Continued)

$1,000,000	Puerto Rico Electric Power Authority, Series PP15	5.000%	07/01/2023	01/31/2017	A	$1,001,510

3,735,000	Puerto Rico Electric Power Authority, Series RR15	5.000	07/01/2021	01/31/2017	A	3,777,131

550,000	Puerto Rico Electric Power Authority, Series RR15	5.000	07/01/2022	01/31/2017	A	556,204

100,000	Puerto Rico Electric Power Authority, Series RR15	5.000	07/01/2025	07/01/2025		88,698

300,000	Puerto Rico Electric Power Authority, Series SS15	5.000	07/01/2017	01/31/2017	A	301,851

790,000	Puerto Rico Electric Power Authority, Series SS15	5.000	07/01/2020	01/31/2017	A	798,911

2,000,000	Puerto Rico Electric Power Authority, Series SS15	5.000	07/01/2021	01/31/2017	A	2,022,560

6,500,000	Puerto Rico Electric Power Authority, Series SS15	5.000	07/01/2022	01/31/2017	A	6,573,320

1,000,000	Puerto Rico Electric Power Authority, Series SS15	5.000	07/01/2023	01/31/2017	A	1,011,280

1,380,000	Puerto Rico Electric Power Authority, Series TT11	5.000	07/01/2017	07/01/2017		989,667

5,560,000	Puerto Rico Electric Power Authority, Series TT11	5.000	07/01/2025	07/01/2025		3,687,448

740,000	Puerto Rico Electric Power Authority, Series UU15	4.000	07/01/2018	07/01/2018		750,900

550,000	Puerto Rico Electric Power Authority, Series UU15	4.500	07/01/2018	07/01/2018		562,117

1,705,000	Puerto Rico Electric Power Authority, Series VV15	5.250	07/01/2025	07/01/2025		1,814,342

5,000,000	Puerto Rico Electric Power Authority, Series WW11	5.000	07/01/2028	07/13/2027	B	3,316,250

250,000	Puerto Rico Electric Power Authority, Series XX11	5.250	07/01/2027	07/01/2027		165,795

6,280,000	Puerto Rico Electric Power Authority, Series ZZ11	5.000	07/01/2017	07/01/2017		4,503,702

5,000,000	Puerto Rico Electric Power Authority, Series ZZ11	5.250	07/01/2018	07/01/2018		3,446,150

1,180,000	Puerto Rico Electric Power Authority, Series ZZ11	5.250	07/01/2025	07/01/2025		782,505

1,060,000	Puerto Rico Electric Power Authority, Series ZZ11	5.250	07/01/2026	07/01/2026		702,981

170,000	Puerto Rico Highway & Transportation Authority[1,15]	5.000	07/01/2018	01/31/2017	A	170,367

570,000	Puerto Rico Highway & Transportation Authority[1,15]	5.000	07/01/2018	07/01/2017	A	577,518

1,010,000	Puerto Rico Highway & Transportation Authority[1,15]	5.250	07/01/2018	07/01/2018		1,053,460

2,000,000	Puerto Rico Highway & Transportation Authority[1,15]	5.250	07/01/2018	07/01/2018		2,086,060

26      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

U.S. Possessions (Continued)

$230,000	Puerto Rico Highway & Transportation Authority[1,15]	5.250%	07/01/2022	07/01/2022		$246,774

25,000	Puerto Rico Highway & Transportation Authority[1,15]	5.500	07/01/2017	07/01/2017		25,452

11,150,000	Puerto Rico Highway & Transportation Authority[1,15]	5.500	07/01/2018	07/01/2018		11,670,705

790,000	Puerto Rico Highway & Transportation Authority[1,15]	5.500	07/01/2019	07/01/2019		829,484

105,000	Puerto Rico Highway & Transportation Authority[1,15]	5.500	07/01/2020	07/01/2020		111,937

530,000	Puerto Rico Highway & Transportation Authority[1,15]	5.500	07/01/2023	07/01/2023		579,566

530,000	Puerto Rico Highway & Transportation Authority[8,14]	5.750	07/01/2021	07/01/2021		306,075

675,000	Puerto Rico Highway & Transportation Authority, Series G8,14	5.250	07/01/2019	07/01/2019		396,562

1,045,000	Puerto Rico Highway & Transportation Authority, Series N6	5.500	07/01/2021	07/01/2021		292,600

20,140,000	Puerto Rico Highway & Transportation Authority, Series Y1,15	6.250	07/01/2021	07/15/2020	B	22,278,667

8,090,000	Puerto Rico Infrastructure[6]	6.000	12/15/2026	12/15/2026		2,912,400

2,495,000	Puerto Rico Infrastructure (Mepsi Campus)	6.250	10/01/2024	08/05/2021	B	1,270,728

3,500,000	Puerto Rico Infrastructure Financing Authority[6]	5.250	12/15/2026	12/15/2026		1,260,000

3,310,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625	06/01/2026	10/17/2024	B	3,150,590

450,000	Puerto Rico ITEMECF (International American University)[1]	5.000	10/01/2021	10/01/2021		464,747

120,000	Puerto Rico Municipal Finance Agency, Series A1,15	5.000	08/01/2018	02/01/2017	A	121,708

50,000	Puerto Rico Municipal Finance Agency, Series A1,15	5.000	08/01/2020	02/01/2017	A	50,712

50,000	Puerto Rico Municipal Finance Agency, Series A1,15	5.000	08/01/2022	02/01/2017	A	50,712

130,000	Puerto Rico Municipal Finance Agency, Series A1,15	5.000	08/01/2027	02/01/2017	A	134,575

305,000	Puerto Rico Municipal Finance Agency, Series A1,15	5.000	08/01/2030	02/01/2017	A	309,340

3,975,000	Puerto Rico Municipal Finance Agency, Series A1,15	5.250	08/01/2017	02/01/2017	A	4,029,100

2,000,000	Puerto Rico Municipal Finance Agency, Series A1,15	5.250	08/01/2019	02/01/2017	A	2,027,220

145,000	Puerto Rico Municipal Finance Agency, Series A1,15	5.250	08/01/2020	02/01/2017	A	147,227

265,000	Puerto Rico Municipal Finance Agency, Series A1,15	5.250	08/01/2021	02/01/2017	A	268,607

10,000	Puerto Rico Municipal Finance Agency, Series A1,15	5.500	07/01/2017	01/31/2017	A	10,147

27      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value

U.S. Possessions (Continued)

$30,000	Puerto Rico Municipal Finance Agency, Series B1,15	5.250%		07/01/2021	07/01/2021		$31,820

450,000	Puerto Rico Municipal Finance Agency, Series C1,15	5.250		08/01/2017	08/01/2017		458,334

7,325,000	Puerto Rico Municipal Finance Agency, Series C1,15	5.250		08/01/2018	08/01/2018		7,657,189

395,000	Puerto Rico Municipal Finance Agency, Series C1,15	5.250		08/01/2019	08/01/2019		415,236

40,000	Puerto Rico Municipal Finance Agency, Series C1,15	5.250		08/01/2022	08/01/2022		42,537

50,000	Puerto Rico Public Buildings Authority[1,15]	5.250		07/01/2025	07/01/2025		53,981

760,000	Puerto Rico Public Buildings Authority[6]	5.250		07/01/2027	10/17/2026	B	424,650

66,025	Puerto Rico Public Buildings Authority[6,14]	5.500		07/01/2016	07/01/2016		43,577

135,000	Puerto Rico Public Buildings Authority[6]	5.500		07/01/2023	07/01/2023		75,938

190,000	Puerto Rico Public Buildings Authority[15]	5.500	[3]	07/01/2035	07/01/2017	C	190,942

1,335,181	Puerto Rico Public Buildings Authority[6]	5.750		07/01/2016	07/01/2016		777,743

4,990,000	Puerto Rico Public Buildings Authority[6]	5.750		07/01/2022	07/01/2022		2,831,825

3,590,000	Puerto Rico Public Buildings Authority[1,15]	6.000		07/01/2027	07/01/2018	A	3,718,558

500,000	Puerto Rico Public Buildings Authority[6]	6.125		07/01/2023	07/01/2023		290,625

735,000	Puerto Rico Public Buildings Authority[6]	6.250		07/01/2021	07/01/2021		429,056

5,345,000	Puerto Rico Public Buildings Authority[6]	6.250		07/01/2022	07/01/2022		3,120,144

2,905,000	Puerto Rico Public Buildings Authority[6]	6.250		07/01/2026	07/01/2026		1,695,794

3,300,000	Puerto Rico Public Buildings Authority[6]	7.000		07/01/2021	07/01/2021		2,004,750

37,400,000	Puerto Rico Public Finance Corp., Series A6	6.500		08/01/2028	12/12/2027	B	2,992,000

54,770,000	Puerto Rico Public Finance Corp., Series B6	5.500		08/01/2031	07/17/2029	B	4,381,600

10,675,000	Puerto Rico Public Finance Corp., Series B6	6.000		08/01/2024	08/01/2024		854,000

17,475,000	Puerto Rico Public Finance Corp., Series B6	6.000		08/01/2025	08/01/2025		1,398,000

6,495,000	Puerto Rico Public Finance Corp., Series B6	6.000		08/01/2026	08/01/2026		519,600

1,175,000	Puerto Rico Sales Tax Financing Corp., Series A	4.375		08/01/2020	08/01/2020		552,250

28      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

U.S. Possessions (Continued)

$1,000,000	Puerto Rico Sales Tax Financing Corp., Series A	4.625%	08/01/2019	08/01/2019		$470,000

11,355,000	Puerto Rico Sales Tax Financing Corp., Series A	5.000	08/01/2018	08/01/2018		5,470,953

22,825,000	Puerto Rico Sales Tax Financing Corp., Series A	5.000	08/01/2024	08/01/2024		10,727,750

11,580,000	Puerto Rico Sales Tax Financing Corp., Series A	5.250	08/01/2019	08/01/2019		5,479,193

23,630,000	Puerto Rico Sales Tax Financing Corp., Series A	5.375	08/01/2020	08/01/2020		11,140,836

12,900,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2021	08/01/2021		6,063,000

16,000,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2022	08/01/2022		7,520,000

10,550,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2023	08/01/2023		4,958,500

5,320,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2042	03/21/2042	B	2,500,400

7,000,000	Puerto Rico Sales Tax Financing Corp., Series A	5.625	08/01/2030	08/01/2030		3,290,000

5,970,000	Puerto Rico Sales Tax Financing Corp., Series A	5.750	08/01/2037	01/31/2037	B	2,805,900

24,135,000	Puerto Rico Sales Tax Financing Corp., Series A	6.125	08/01/2029	08/01/2029		11,524,463

9,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500	08/01/2044	01/31/2044	B	4,365,000

1,000,000	Puerto Rico Sales Tax Financing Corp., Series C	5.000	08/01/2022	08/01/2022		722,620

4,865,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000	08/01/2042	08/01/2041	B	2,310,875

27,000,000	Puerto Rico Sales Tax Financing Corp., Series C	6.500	08/01/2035	08/01/2035		13,365,000

1,000,000	University of Puerto Rico	5.000	06/01/2020	06/01/2020		477,630

5,000,000	University of Puerto Rico	5.000	06/01/2025	06/01/2025		2,282,250

2,535,000	University of Puerto Rico, Series P	5.000	06/01/2023	06/01/2023		1,174,060

1,790,000	University of Puerto Rico, Series Q	5.000	06/01/2022	06/01/2022		835,196

						373,820,430

Total Municipal Bonds and Notes (Cost $2,066,402,579)						1,820,080,880
Shares

Common Stock—0.0%

6,757	Resolute Forest Products[12,13] (Cost $80,903)					36,150

Total Investments, at Value (Cost $2,066,483,482)—102.2%						1,820,117,030

Net Other Assets (Liabilities)—(2.2)						(38,744,047)

Net Assets—100.0%						$1,781,372,983

29      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Option call date; corresponds to the most conservative yield calculation.

B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

C. Date of mandatory put.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

3. Represents the current interest rate for a variable or increasing rate security.

4. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 3 of the accompanying Notes.

5. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

6. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

7. Zero coupon bond reflects effective yield on the original acquisition date.

8. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

9. Security received as the result of issuer reorganization.

10. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

11. Subject to a forbearance agreement. Rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

12. Non-income producing security.

13. Received as a result of a corporate action.

14. Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Corporation.

15. Scheduled principal and interest payments are guaranteed by Ambac Assurance Corporation, Assured Guaranty Corporation, National Public Finance Guarantee or Syncora Guarantee.

To simplify the listings of securities, abbreviations are used per the table below:

AHA1HC	ARC/HDS Alamance #1 Hsg. Corp.
AHA3HC	ARC/HDS Alamance #3 Hsg. Corp.
AHA4HC	ARC/HDS Alamance #4 Hsg. Corp
AHA7HC	ARC/HDS Alamance #7 Hsg. Corp.
AHACHC	ARC/HDS Alamance Country Housing Corp.
AHEHC	ARC/HDS Elon Housing Corp.
BCHCC	Bernalillo County Health Care Corp.
BMH	Bakersfield Memorial Hospital
CHFTEH	Catholic Housing for the Elderly & Handicapped
CHS	Catholic Health Services
CMF	CHCW Medical Foundation
CmntyHOSB	Community Hospital of San Bernardino
COP	Certificates of Participation
CSAC	Counseling Services Addison County
DHlth	Dignity Health
DRIVERS	Derivative Inverse Tax Exempt Receipts
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EDFA	Economic Devel. Finance Authority

30      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

EMC	Eden Medical Center
GINNE	Goodwill Industries of Northern New England
GO	General Obligation
GPC	Georgia Perimeter College
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HEFA	Higher Education Facilities Authority
HEFFA	Higher Educational Facilities Finance Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HFDC	Health Facilities Devel. Corp.
HSC	Hospital for Special Care
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
MBHS	Mississippi Baptist Health Systems
MBMC	Mississippi Baptist Medical Center
MCHlth	Marin Community Health
MGCO	Middle Georgia College
MPHS	Mills-Peninsula Health Services
MSrH	Mercy Senior Housing
NWCDSC	Northwest Community Day Surgery Center
NWCH	Northwest Community Hospital
NWCHC	Northwest Community Healthcare
NWCSS	Northwestern Counseling & Support Services
NY/NJ	New York/New Jersey
PAMFHCR&E	Palo Alto Medical Foundation for Health Care Research & Education
PAS	Presence Ambulatory Services
PBH	Presence Behavioral Health
PC&SHN	Presence Central & Suburban Hospitals Network
PCHN	Presence Chicago Hospitals Network
PCTC	Presence Care Transformation Corp.
PHCF	Presbyterian Healthcare Foundation
PHCr	Presence Home Care
PHFBT	Presence Health Food Foundation Board of Trustees
PHlth	Presence Health
PHN	Presence Health Network
PHP	Presence PRV Health
PHSvcs	Presbyterian Healthcare Services
PLC	Presence Life Connections
PPH	Presence PRV Health
PRC	Presence RHC Corporation
PRMC	Presence Resurrection Medical Center
PSFH	Presence Saint Francis Hospital
PSJHC	Presence Saint Francis Hospital-Chicago
PSM&EMC	Presence Saints Mary and Elizabeth Medical Center
PSSC	Presence Senior Services - Chicagoland
RCF	Rush-Copley Foundation
RCMC	Rush-Copley Medical Center
Res Rec	Resource Recovery Facility

31      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

RMHS	Rutland Mental Health Services
RUMC	Rush University Medical Center
SANC	St. Anne’s Nursing Center
SCHosp	Sutter Coast Hospital
SCVH	Sutter Central Valley Hospitals
SEBH	Sutter East Bay Hospitals
SFMH	St. Francis Memorial Hospital
SGMF	Sutter Gould Medical Foundation
SHlth	Sutter Health
SHSSR	Sutter Health Sacramento Sierra Regional
SHSvcs	Sequoia Health Services
SJR	St. Joseph Residence
SJRNC	St. John’s Rehabilitation and Nursing Center
SLHOKC	St. Luke’s Hospital of Kansas City
SLHS	St. Luke’s Health System
SMCCV	Sutter Medical Center of Castro Valley
SMF	Sutter Medical Foundation
SNVMMH	Sierra Nevada Memorial-Miners Hospital
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
VMNRC	Villa Marina Nursing & Rehabilitation Center
WCMHS	Washington County Mental Health Services

32      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS December 31, 2016 Unaudited

1. Organization

Oppenheimer Rochester Limited Term Municipal Fund (the “Fund”), a series of Oppenheimer Municipal Fund, is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded. If the official closing price or last sales price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and

33      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

“asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Short-term money market type debt securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage- backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker

34      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

2. Securities Valuation (Continued)

source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts that are included at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$27,621,912	$—	$27,621,912
Arizona	—	43,690,340	—	43,690,340
Arkansas	—	210,380	—	210,380
California	—	184,684,472	—	184,684,472
Colorado	—	16,063,642	—	16,063,642
Connecticut	—	4,053,089	—	4,053,089
District of Columbia	—	78,781,002	—	78,781,002
Florida	—	127,478,282	599,690	128,077,972
Georgia	—	13,354,707	—	13,354,707
Hawaii	—	11,994,354	—	11,994,354
Idaho	—	130,217	—	130,217
Illinois	—	295,557,388	—	295,557,388
Indiana	—	23,687,732	—	23,687,732

35      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Municipal Bonds and Notes (Continued)
Kansas	$—	$3,501,039	$—	$3,501,039
Kentucky	—	7,998,591	—	7,998,591
Louisiana	—	29,560,033	—	29,560,033
Maine	—	35,088	—	35,088
Maryland	—	65,122	—	65,122
Massachusetts	—	9,783,191	—	9,783,191
Michigan	—	77,044,537	—	77,044,537
Minnesota	—	1,181,733	—	1,181,733
Mississippi	—	24,650,411	—	24,650,411
Missouri	—	36,813,671	—	36,813,671
Montana	—	215,559	—	215,559
Nebraska	—	796,980	—	796,980
Nevada	—	37,556,284	—	37,556,284
New Jersey	—	102,204,772	—	102,204,772
New Mexico	—	134,411	—	134,411
New York	—	64,896,785	—	64,896,785
North Carolina	—	7,705,278	—	7,705,278
Ohio	—	42,411,036	—	42,411,036
Oklahoma	—	5,997,324	—	5,997,324
Oregon	—	105,277	—	105,277
Other Territory	—	9,700,762	—	9,700,762
Pennsylvania	—	37,936,223	—	37,936,223
Rhode Island	—	2,009,779	—	2,009,779
South Carolina	—	2,160,268	—	2,160,268
Tennessee	—	736,101	—	736,101
Texas	—	73,030,009	—	73,030,009
Vermont	—	8,417,530	—	8,417,530
Virginia	—	18,276,380	—	18,276,380
Washington	—	8,945,159	—	8,945,159
West Virginia	—	3,175,675	—	3,175,675
Wisconsin	—	1,278,173	—	1,278,173
Wyoming	—	30,062	—	30,062
U.S. Possessions	—	369,996,722	3,823,708	373,820,430
Common Stock	36,150	—	—	36,150

Total Assets	$36,150	$1,815,657,482	$4,423,398	$1,820,117,030

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse

36      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

3. Investments and Risks (Continued)

floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate

37      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to resell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase

38      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

3. Investments and Risks (Continued)

price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/ reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $41,480,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $94,500,135 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $43,165,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value

$ 25,000,000	CA Health Facilities Financing Authority Tender Option Bond Series 2015-XF2024 Trust[3]	8.606%	11/15/31	$32,097,000

39      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value

$ 16,485,000	Chicago, IL Board of Education Tender Option Bond Series 2015-XF2149 Trust[3]	7.310%	12/1/24	$17,913,920
480,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) DRIVERS	12.150	6/1/39	550,142
735,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) DRIVERS	8.440	12/1/38	774,073

				$51,335,135

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 5% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $43,165,000 at period end.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price

40      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

3. Investments and Risks (Continued)

and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions

Purchased securities	$19,614,326
Sold securities	4,067,567

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment.

Information concerning securities not accruing interest at period end is as follows:

Cost	$221,912,637
Market Value	$66,047,861
Market Value as % of Net Assets	3.71%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. At period end, securities with an aggregate market value of $61,727,275, representing 3.47% of the Fund’s net assets, were subject to these forbearance agreements.

Concentration Risk. The Fund invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories. Risks may arise from geographic concentration in any state, commonwealth or territory, such as Puerto Rico, the U.S. Virgin Islands, Guam or the Northern Mariana Islands. Certain economic, regulatory or

41      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

political developments occurring in the state, commonwealth or territory such as ongoing developments in Puerto Rico may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

42      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

5. Federal Taxes (Continued)

Federal tax cost of securities	$2,020,833,114 [1]

Gross unrealized appreciation	$40,381,998
Gross unrealized depreciation	(286,757,157)

Net unrealized depreciation	$(246,375,159)

1. The Federal tax cost of securities does not include cost of $45,659,075, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note in Note 3.

43      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2016, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	2/17/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	2/17/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	2/17/2017